Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Share Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Balance (in shares) at Jun. 30, 2013		81,358,291
Balance at Jun. 30, 2013	$ 194,482	$ 434,236	$ (7,904)	$ (231,850)
Net income	1,417			1,417
Dividends	(46,505)			(46,505)
Common stock issuance (in shares)		1,458,258
Common stock issuance	8,864	$ 8,864
Other comprehensive income	782		782
Balance (in shares) at Jun. 30, 2014		82,816,549
Balance at Jun. 30, 2014	159,040	$ 443,100	(7,122)	(276,938)
Net income	3,655			3,655
Dividends	(42,350)			(42,350)
Common stock issuance (in shares)		13,468,040
Common stock issuance	75,200	$ 75,200
Conversion of debt to common stock (in shares)		18,342
Conversion of debt to common stock	108	$ 108
Repurchase of common stock (in shares)		(161,415)
Repurchase of common stock	(848)	$ (848)
Other comprehensive income	5,002		5,002
Balance (in shares) at Jun. 30, 2015		96,141,516
Balance at Jun. 30, 2015	$ 199,807	$ 517,560	$ (2,120)	$ (315,633)